TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 7 - TRADE AND OTHER PAYABLES

As at December 31, 2017 and 2016, the Company had the following amounts due to creditors:

	2017	2016
	$	$

Trade Payables	119,013	99,830
Accrued Liabilities	31,200	91,336
Related Party Payable (Note 13(a)(ii))	-	36,177
Share Subscription to be Refunded (Note 10(b)(iii))	-	26,854

	150,213	254,197